Investment in associate (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of investment in neuronomics as an associate

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934
Share of loss for the period	(140,878)

Balance as at September 30, 2026	$2,283,056

Schedule of financial information for neuronomics

Summarized financial information for Neuronomics as at September 30, 2026 and for the nine months ended September 30, 2026 is as follows:

	September 30, 2026	December 31, 2025
Current and total assets	$616,512	$514,391
Current and total liabilities	(56,924)	(111,333)
Total shareholders’ equity	(559,588)	(403,058)

Nine months ended September 30,
2026
Revenue	$242,765
Operating expenses	(525,937)
Net loss	(283,172)